SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheet

Class A common stock subject to possible redemption, January 1, 2021	$278,760,000
Plus:
Accretion of carrying value to redemption value	-
Class A common stock subject to possible redemption, December 31, 2021	278,760,000
Plus:
Waiver of Class A common stock issuance costs	9,288,090
Less:
Accretion of carrying value to redemption value	(9,031,545)
Redemption of Class A Common Stock	(275,102,280)
Class A common stock subject to redemption, December 31, 2022	$3,914,265

Schedule of Reconciliation of net income per common share

	Year Ended
	December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$5,385,193	$2,961,627	$7,366,307	$1,841,577
Denominator:
Basic and diluted weighted average shares outstanding	12,546,423	6,900,000	27,600,000	6,900,000

Basic and diluted net income per common stock	$0.43	$0.43	$0.27	$0.27

Schedule of antidilutive shares

Successor
Period from March 15, 2023 to March 31, 2023
Stock options	1,377
Warrants	24,080
Total	25,457